Exhibit 99.39

Exception Detail
Run Date - 07/25/2022 2:40:59 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXXX	6000073760	XXXXXXXXXXX	6898707	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Loan file missing secondary valuation.	Docs provided.			11/17/2021			A	1	XXXXXXXXXX	GA	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXXXXXXXXX	6000073758	XXXXXXXXXXX	6898710	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		4.11 Borrower Concentration Thresholds The same borrower will be permitted to have no more than 20 loans actively financed by XXX at any given time subject to XXX’s maximum aggregate loan exposure to any individual borrower of no more than $7.5 million at any given time Exception to be considered by XXX management on a case by case basis.		All subject properties are rented for 1800/month with long term leases. Guarantor FICO 782 Guarantor Track récord 10+ Guarantor liquidity: $3MM+ in entity, already 90 seasoned for the purchase transaction				10/18/2021	B	2	XXXXXXXXXX	GA	I	1	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXXXXXXXXXX	6000073758	XXXXXXXXXXX	6898711	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Secondary valuation missing.	Docs provided.			11/17/2021			A	1	XXXXXXXXXX	GA	I	1	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXXXXXXXXXX	6000073759	XXXXXXXXXXX	6898715	455	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - Does not meet requirement for Financed Prop		Borrower owns more than 20 properties in one Entity with more than $7.5 million		Lender seeking approval to proceed with loan opportunity where the Guarantor is acquiring XXXX properties for $XXXX and approx $7,270,000 in aggregated XXX loan exposure (Subject properties are part of 110 community subdivision in XXXXXXX XX); All subject properties are rented for $1,800/mo with long term leases; Purchase price is $XXXX per SFR (Total purchase price is $9,690,000), Individual loan amounts is $XXXX (aggregated loan amount is $XXXX); Guarantor FICO 782; Guarantor Track Record is 10+; Guarantor liquidity is $3MM+ in entiry, already 90-seasoned for the purchase transaction.				10/14/2021	B	2	XXXXXXXXXX	GA	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078998	XXXXXXXXXX	6875273	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Rural properties not eligible for DSCR loans. 1008 indicates exception was approved 5/4/2022. Exception approval not in file.		Compensating Factors: FICO 20+ points; PITIA reserves above min by 6 months				05/12/2022	B	2	XXXXXXXXXX	WA	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000079747	XXXXXXXXXX	6875275	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Missing full appraisal with 1007 from original images.	Received documents			05/27/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXXXXXXXXX	6000079227	XXXXXXXXXX	6875276	418	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - Client Condo Warranty Requirements		Client approved the non warrantable condo with a 60% investor concentration		Client approved due to seasoned investor with good FICO and DSCR coverage ratio.				05/24/2022	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000079155	XXXXXXXXXXXXXX	6875285	338	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Contract approval incomplete/not current		Provide copy of sales contract	Received			04/15/2022			A	1	XXXXXXXXXX	OR	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079156	XXXXXXXXXXXXXX	6875286	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Current LTV is 86.913%. Per normal program guidelines, there is a maximum LTV of 90%, but a maximum LTV with gift funds of 80%. Borrower has $94,500 in gift funds from the spouse.		COMPENSATING FACTORS: (1) Low Payment Shock of 1.1%. (2) High Residual Income of $14,869.39. (3) Self-Employed, owning the same business for over 9 years.				04/20/2022	B	2	XXXXXXXXXX	OH	P	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079156	XXXXXXXXXXXXXX	6875287	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Current exception in file is to allow LTV to 85% LTV with gift funds (up from the program guidelines of 80% with gift funds). However, the actual LTV is 86.913%, which is still above what the exception was approved for.		Exception max LTV of 80% = 85% LTV approved, COMPENSATING FACTORS: (1) Low Payment Shock of 1.1%. (2) High Residual Income of $14,869.39. (3) Self-Employed, owning the same business for over 9 years.	Client 04/20/2022 10:34 AM; Exception to guidelines is for the unstacked LTV, which is 85%. With the exception provided file is within guidelines, please clear. Thanks! Reviewer 04/20/2022 02:53 PM; exception noted			04/20/2022	B	2	XXXXXXXXXX	OH	P	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079157	XXXXXXXXXXXXXX	6898187	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Zero tolerance violation of $204.53 due to credit report fee, flood cert and survey fee's. Please provide proof of refund, LOX to borrower and a PCCD reflecting cure. All must be provided within 60 days of closing.	Information provided	Reviewer 05/06/2022 12:05 PM; Condition remains outstanding.

 Reviewer 05/06/2022 12:05 PM; Condition remains outstanding.

 Reviewer 05/11/2022 06:14 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 06:14 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 06:42 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 06:42 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 06:53 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 06:53 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:06 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:06 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:08 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:08 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:20 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:20 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:24 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:24 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:25 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:25 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:29 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:29 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:33 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:33 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:43 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:43 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:49 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 07:49 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 08:07 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

 Reviewer 05/11/2022 08:07 AM; Rec'd lox.  Still need PCCD with cure and proof of refund back to the borrower.

																XX/XX/XXXX		B	2	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000079157	XXXXXXXXXXXXXX	6898188	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			05/12/2022			A	1	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000079157	XXXXXXXXXXXXXX	6898189	893	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Need re-disclosed LE within 3 days of change of circumstance		There is a COC dated 4/4 and disclosure tracking for an LE sent on 4/4. Please provide this LE.	Information provided			05/10/2022			A	1	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000072084	XXXXXXXXXXXXXX	6898243	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation of $204.53 due to credit report fee, flood cert and survey fee's. Please provide proof of refund, LOX to borrower and a PCCD reflecting cure. All must be provided within 60 days of closing.	Information provided				XX/XX/XXXX		B	2	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000079159	XXXXXXXXXXXXXX	6898244	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			05/12/2022			A	1	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000079162	XXXXXXXXXXXXXX	6898245	893	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Need re-disclosed LE within 3 days of change of circumstance		There is a COC dated 4/4 and disclosure tracking for an LE sent on 4/4. Please provide this LE.	Information provided			05/10/2022			A	1	XXXXXXXXXX	TX	P	1	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	6000079162	XXXXXXXXXXXXXX	6875305	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		EXCEPTION GUIDELINE At least 2 tradelines with a high credit of 5000.00, no primary housing expenses. Must use LMC Approved Appraisal		DEVIATION REQUEST: At least 2 tradelines with a high credit of 5000.00, no primary housing expenses, XXXXX approve Non-LMC approved appraiser – XXXapproved Trailing Tax Transcripts – approved by XXXXX COMPENSATING FACTORS: Credit History dates back 6 years, no public records, borrower owns business and pharmacist for 2 years, borrower will have appx $43k reserves after closing Base Pricing: 6.125%+.25%(adder exception)-.50%(buy-down)=5.875% Final Pricing				04/28/2022	B	2	XXXXXXXXXX	TX	P	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079163	XXXXXXXXXXXXXX	6875306	1015	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - IRS Transcripts required		Missing W-2 Transcript from 2021 and Tax return transcripts from 1040's for 2020.	transcripts are unavailable		Reviewer 05/10/2022 04:33 PM; 2019 and 2020 Transcripts provided The 2021 transcripts were not provided 2021 W-2 income was used to qualify	05/12/2022			A	1	XXXXXXXXXX	TN	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
XXXXXXXXXXX	6000078348	XXXXXXXXXXXXXX	6875307	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Property does not contain a minimum of 600 square feet of gross living area. Subject property is XXXX.		Senior Management Approval. Compensating Factors Credit Depth 26 years, FICO 751: XXXX 20 years, Verified Assets $250K+ Mortgages PAA				05/10/2022	B	2	XXXXXXXXXX	TN	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
XXXXXXXXXXX	6000078348	XXXXXXXXXXXXXX	6875309	895	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Please provide initial CD and proof it was received at least 3 days prior to closing.	Information provided		Reviewer 04/22/2022 06:02 AM; Received initial CD dated 04/14/2022, please provide proof of receipt.	04/22/2022			A	1	XXXXXXXXXX	CO	P	1	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000077392	XXXXXXXXXXXXXX	6875310	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			04/22/2022			A	1	XXXXXXXXXX	CO	P	1	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000077406	XXXXXXXXXXXXXX	6875311	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Please provide e-consent from borrower on 3/21 or prior.	Information provided			04/22/2022			A	1	XXXXXXXXXX	CO	P	1	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000077601	XXXXXXXXXX	6875241	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*GUIDELINE EXCEPTION Allow $XXXX Loan Amount Exception at 87% LTV. New Construction custom home with field review less than purchase price.			Reviewer 12/13/2021 11:42 PM; *COMPENSATING FACTORS -FICO 20+ points -PITIA reserves above min by 6mo -5+ years on job -5+ years business ownership			12/13/2021	B	2	XXXXXXXXXX	CA	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXXX	6000077601	XXXXXXXXXX	6875246	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Per guidelines, page 14, Asset Documentation, Business Funds, 100% ownership of the business or shared ownership requires an access letter. Provide verification of 100% ownership for XXXX as business funds were used to qualify.	Received document			04/06/2022			A	1	XXXXXXXXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078343	XXXXXXXXXX	6875247	454	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Per guidelines, page 8, First Time Investor, A First Time Investor is defined as a borrower who has not owned at least one commercial or residential investment property in the UNITED STATES for at least 12 months in the last 3 years. Per 1003 Borrower only owns current O/O residence and that mortgage is the only mortgage reflected on the credit report. Per FG, Borrower does not appear to have had ownership in an additional property in the last 3 years. Per Matrix, First Time Investor, No Ratio not permitted for first time investors. Per loan approval, loan closed as a No Ratio.		Compensating Factors: Other: 10 Months reserves, 24 Months Mortgage payment history no lates Primary Residence				04/06/2022	B	2	XXXXXXXXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078351	XXXXXXXXXX	6875248	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Per guidelines, page 16, Rent Loss Insurance, A Commercial, Landlord or rental dwelling policy is required. Policy received does not reflect type of policy required.	Received			04/12/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078709	XXXXXXXXXX	6875250	201	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - is missing.			Information provided		Client 04/11/2022 02:59 PM; The H06 provided denotes loss of use, please advise. Reviewer 04/11/2022 03:11 PM; Hazard Insurance master policy and HO6 is in the file Reviewer 04/11/2022 03:13 PM; Hello, Compliance condition is cleared but the credit condition is being added as a separate condition. Thank you Reviewer 04/12/2022 07:21 AM;	04/11/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078712	XXXXXXXXXX	6875262	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower is first time investor with DSCR below required 1.00		Compensating factors: FICO 20+ points. DTI 5% below max. PITIA reserves above min by 6 months.				04/08/2022	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078712	XXXXXXXXXX	6875263	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Per 1008 reflects FT/Investor Ok per mgmt to count XXXXXXX properties (see conlog). Current residence is living rent free **case by case, loe provided. FTHB 3-15 (email) per mgmt ok to consider properties outside the US, evidence provided. Unable to locate mgmt approval email.			Client 04/11/2022 02:37 PM; The approved credit exception was provided in the initial shipping package page 540, this denotes FTI (first time investor). Reviewer 04/12/2022 07:35 AM; Documentation provided initially.			04/12/2022	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000078737	XXXXXXXXXX	6875266	346	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Complete Purchase Agreement		Provide fully executed purchase contract. Received original contract and only reflects Borrower's initials and signature dated XX/XX/XXXX	Received			04/19/2022			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000079163	XXXXXXXXXXXXXX	6875312	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines for a FTHB with an LTV of 75% and FICO under 600 requires proof of rent payment history for a primary residence. Some rent history can not be verified in the past 24 months.		COMPENSATING FACTORS: (1) Credit Reporting since 04/2016 with no lates. (2) Self-employed with the same company for 5 years, showing stable income. (3) Minimal payment shock.				04/22/2022	B	2	XXXXXXXXXX	CO	P	1	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079163	XXXXXXXXXXXXXX	6875313	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Borrower is a FTHB, so 6 months reserves ($10,904.76) are required. Funds verified are XXXX #XXXX on 4/15/22 of $36,686.80 + XXXX #XXXX on 3/23/22 of $128.89 + ENT #826-95 on 4/14/22 of $5,075.38 = $41,871.07. Minus the cash needed to close of $31,184.25 leaves only $10,706.82 (5.89 months) for reserves. Reserves are short by $197.94.		Exception 6 months reserves, Credit reporting 04/16 with no lates: SE with same company for 5 years, Showing stable income, Minimal payment shock <2%				04/29/2022	B	2	XXXXXXXXXX	CO	P	1	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079163	XXXXXXXXXXXXXX	6875315	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation due to increase in Transfer taxes with no valid coc. Total violation of $312.85, CD cured $199.15. Need proof of the additional $113.70 refund along with letter of explanation to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation.	vesting on property changed from, a married man to Husband and Wife. This is evidenced by the prelim title commitment showing just 1 party, and the new loan docs showing Husband and Wife verbiage.		Client 05/05/2022 12:42 PM; Hi, vesting on property changed from XXXXXXX XXXXXX, XX., a married man to XXXXXXXX XXXXX XX and XXXX XXX, Husband and Wife. This is evidenced by the prelim title comitment showing just XXXXXXXX XXXXX, and the new loan docs showing Husband and Wife verbiage. This is the cause of the additional tax amount. Please escalate if needed. Thanks. Reviewer 05/05/2022 01:23 PM; Reviewer 05/05/2022 01:23 PM; Hello, Conditions have been cleared. Thank you!	05/05/2022			A	1	XXXXXXXXXX	FL	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079163	XXXXXXXXXXXXXX	6875316	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			05/05/2022			A	1	XXXXXXXXXX	FL	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079164	XXXXXXXXXXXXXX	6875318	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Please provide E-consent on or prior to XX/XX/XXXX	Information provided			04/28/2022			A	1	XXXXXXXXXX	OR	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079164	XXXXXXXXXXXXXX	6875319	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		File is missing the Tax Record Information Sheet and any other supporting documentation to validate the $3,521.28 annual ($293.44 monthly) property taxes on this property, which is a new construction.	document provided			05/03/2022			A	1	XXXXXXXXXX	TN	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079167	XXXXXXXXXXXXXX	6877942	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		File is missing the Tax Record Information Sheet, or other supporting documentation validating the $3,444.00 annual property taxes.	document provided		Client 05/04/2022 01:02 PM; Clarifying that taxes are $263.64 per month. Uploaded Tax Cert which confirms. Reviewer 05/04/2022 02:24 PM; deficiency cleared	05/04/2022			A	1	XXXXXXXXXX	TN	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079170	XXXXXXXXXXXXXX	6879520	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for payment shock. Guideline payment shock 350%. Loan payment shock of 802% PITIA or IOTIA of 702%.		Exception approved due to compensating factors: in file since 2006, assets after close is over $159k, residual = 23168, 7 years self employed business owner.				05/04/2022	B	2	XXXXXXXXXX	CA	P	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079173	XXXXXXXXXXXXXX	6875322	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided		Client 05/05/2022 10:24 AM; Please clear. Thanks! Reviewer 05/05/2022 10:33 AM; Hello, Condition has been cleared. Thank you! Reviewer 05/05/2022 10:33 AM;	05/05/2022			A	1	XXXXXXXXXX	WA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXXX	6000079178	XXXXXXXXXX	6875269	346	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Complete Purchase Agreement		Provide fully executed purchase contract. Received original contract and only reflects Borrower's initials and signature dated XX/XX/XXXX	Received			04/19/2022			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000079179	XXXXXXXXXX	6875272	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Two bank accts in file used for assets are in business names that do not show a tie to the borrowers.	Documentation has been provided.			05/31/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	6000073925	XXXXXXXXXX	6875279	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			04/15/2022			A	1	XXXXXXXXXX	AZ	P	13	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	4000000170	XXXXXXXXXX	6875280	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		0% and 10% Tolerance exceeded by $87 due to the increase in appraisal and recording fee, the CD cured $50 still need the remaining $37 along with proof of refund, LOX and PCCD reflecting the full cure within 60 days of consummation			Client 04/15/2022 07:33 AM; Refund check, Letter of Explanation and PCCD have been uploaded. Reviewer 04/15/2022 07:42 AM; Thank you. Docs will be reviewed soon. Reviewer 04/15/2022 12:44 PM;		XX/XX/XXXX		B	2	XXXXXXXXXX	AZ	P	13	C	B	A	A	C	B	A	A		Non-QM	1
XXXXXXXXXXX	4000000170	XXXXXXXXXX	6875281	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Allow appraisal completed by a "licensed" level appraiser vs program-requirement for an appraiser to be at a minimum "certified" level.		COMPENSATING FACTORS: (1) LTV is 58.714%, 26.286% less than program maximum of 85.000%. (2) Credit Score is 674, 34 points more than program requirement of 640. (3) DTI is 11.713%, 38.287% less than the program maximum of 50.000%. (4) Borrower is self-employed, 100% owner, for the past 14 years. (5) Current subject property mortgage is 0x30 since inception 3/2020. Three other paid mortgages also paid as agreed. (6) No Public Records.				04/11/2022	B	2	XXXXXXXXXX	WY	P	3	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6875882	875	XXXXXXXXXX	Credit	Disclosure		Disclosure - Other:		Missing Business Purpose Affidavit Signed by Borrowers.	Information provided			12/17/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6885658	272	XXXXXXXXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you,XXXXXXX

															06/17/2021			B	2	XXXXXXXXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6885770	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Loan qualified using XXX. XXX XXXXXXXX. XX further action required.	AVM provided and supports XXX value. XXXXX qualified using XXXX rated B per XX guidance.			07/11/2022			B	2	XXXXXXXXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6886993	272	XXXXXXXXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, XXXX

															06/17/2021			B	2	XXXXXXXXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6898432	272	XXXXXXXXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, XXXX

															06/17/2021			B	2	XXXXXXXXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	6898522	272	XXXXXXXXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from XXXX, or an Appraisal Risk Review (“ARR”) from XXXX is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, XXXX

															06/17/2021			B	2	XXXXXXXXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1